1

Wilmington Enhanced Dividend Income Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 96.9%

COMMUNICATION SERVICES – 6.0%

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.3%
AT&T, Inc.	31,350	$588,753
Verizon Communications, Inc.	13,125	606,244
		$1,194,997

ENTERTAINMENT – 0.0%**
Warner Bros Discovery, Inc.*	1	15

MEDIA – 2.7%
Comcast Corp., Class A	10,265	385,143
Omnicom Group, Inc.	8,125	567,450
		$952,593
TOTAL COMMUNICATION SERVICES		$2,147,605

CONSUMER DISCRETIONARY – 4.5%

HOTELS, RESTAURANTS & LEISURE – 2.9%
McDonald’s Corp.	1,730	455,630
Restaurant Brands International, Inc.	1	54
Starbucks Corp.	6,850	580,743
		$1,036,427

SPECIALTY RETAIL – 1.6%
Home Depot, Inc. (The)	1,985	597,366
TOTAL CONSUMER DISCRETIONARY		$1,633,793

CONSUMER STAPLES – 7.7%

BEVERAGES – 2.0%
PepsiCo., Inc.	4,015	702,464

HOUSEHOLD PRODUCTS – 2.4%
Procter & Gamble Co. (The)	6,270	870,966

PERSONAL PRODUCTS – 1.3%
Unilever PLC, ADR	9,900	481,734

TOBACCO – 2.0%
Philip Morris International, Inc.	7,315	710,652
TOTAL CONSUMER STAPLES		$2,765,816

ENERGY – 9.9%

OIL, GAS & CONSUMABLE FUELS – 9.9%
Chevron Corp.	7,175	1,175,121
ConocoPhillips	10,675	1,040,065
Exxon Mobil Corp.	7,325	710,012
Valero Energy Corp.	5,850	648,005
TOTAL ENERGY		$3,573,203

FINANCIALS – 16.7%

BANKS – 6.0%
KeyCorp.	22,090	404,247
Toronto-Dominion Bank (The)	9,990	649,050
U.S. Bancorp	14,350	677,320

Description	Number of Shares	Value
United Bankshares, Inc.	10,775	$417,424
		$2,148,041

CAPITAL MARKETS – 4.3%
BlackRock, Inc.	1,010	675,872
Morgan Stanley	10,370	874,191
		$1,550,063

DIVERSIFIED FINANCIAL SERVICES – 2.5%
JPMorgan Chase & Co.	7,925	914,228

INSURANCE – 3.9%
MetLife, Inc.	12,450	787,462
Old Republic International Corp.	26,240	610,605
		$1,398,067
TOTAL FINANCIALS		$6,010,399

HEALTH CARE – 14.1%

BIOTECHNOLOGY – 1.6%
Amgen, Inc.	2,345	580,317

HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
Medtronic PLC	5,150	476,478

HEALTH CARE PROVIDERS & SERVICES – 2.6%
CVS Health Corp.	9,510	909,917

PHARMACEUTICALS – 8.6%
Bristol-Myers Squibb Co.	9,210	679,514
Johnson & Johnson	6,095	1,063,699
Merck & Co., Inc.	7,150	638,781
Pfizer, Inc.	13,990	706,635
		$3,088,629
TOTAL HEALTH CARE		$5,055,341

INDUSTRIALS – 10.1%

AEROSPACE & DEFENSE – 3.0%
Lockheed Martin Corp.	2,585	1,069,699

AIR FREIGHT & LOGISTICS – 2.2%
United Parcel Service, Inc.	4,155	809,768

BUILDING PRODUCTS – 1.9%
Johnson Controls International PLC	12,580	678,188

ELECTRICAL EQUIPMENT – 1.6%
nVent Electric PLC	16,555	584,557

MACHINERY – 1.4%
Caterpillar, Inc.	2,490	493,642
TOTAL INDUSTRIALS		$3,635,854

INFORMATION TECHNOLOGY – 11.1%

COMMUNICATIONS EQUIPMENT – 2.4%
Cisco Systems, Inc.	18,910	857,947

IT SERVICES – 1.7%
International Business Machines Corp.	4,560	596,402

July 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

Description	Number of Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.0%
Broadcom, Inc.	2,545	$1,362,797
QUALCOMM, Inc.	7,990	1,159,029
		$2,521,826
TOTAL INFORMATION TECHNOLOGY		$3,976,175

MATERIALS – 4.4%

CHEMICALS – 4.4%
Dow, Inc.	14,505	771,811
Nutrien Ltd.	9,425	807,346
TOTAL MATERIALS		$1,579,157

REAL ESTATE – 5.6%

REAL ESTATE INVESTMENT TRUSTS – 5.6%
AvalonBay Communities, Inc.	3,455	739,163
Crown Castle International Corp.	3,345	604,308
VICI Properties, Inc.	19,356	661,781
TOTAL REAL ESTATE		$2,005,252

UTILITIES – 6.8%

ELECTRIC UTILITIES – 6.8%
American Electric Power Co., Inc.	7,520	741,171

Description	Number of Shares	Value
Duke Energy Corp.	4,610	$506,777
FirstEnergy Corp.	13,675	562,043
NextEra Energy, Inc.	7,310	617,622
TOTAL UTILITIES		$2,427,613

TOTAL COMMON STOCKS (COST $30,603,615)		$34,810,208

MONEY MARKET FUND – 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%^	1,142,029	1,142,029

TOTAL MONEY MARKET FUND (COST $1,142,029)		$1,142,029

TOTAL INVESTMENTS – 100.1% (COST $31,745,644)		$35,952,237

OTHER ASSETS LESS LIABILITIES – (0.1)%		(20,218)

TOTAL NET ASSETS – 100.0%		$35,932,019

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$34,810,208	$—	$—	$34,810,208

Money Market Fund	1,142,029	—	—	1,142,029

Total	$35,952,237	$—	$—	$35,952,237

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

*	Non-income producing security.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR American Depositary Receipt

PLC Public Limited Company

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2022 (unaudited)